Summary of Significant Accounting Policies - Impact of Adoption of ASUs on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Trade and other receivables, net	$ 63.9	$ 62.3
Prepaid expenses and other current assets	48.9	53.8
Other assets	94.4	82.2
LIABILITIES
Deferred revenue	23.2	16.5
Other liabilities	45.9	49.0
Accounting Standards Update 2014-09 [Member] | As Previously Reported [Member]
ASSETS
Trade and other receivables, net	69.9	66.6
Prepaid expenses and other current assets	42.3	41.7
Other assets	1.6	2.0
LIABILITIES
Deferred revenue	17.2	14.0
Other liabilities	42.0	45.5
Accounting Standards Update 2014-09 [Member] | ASU Adjustments [Member]
ASSETS
Trade and other receivables, net	(6.0)	(4.3)
Prepaid expenses and other current assets	6.6	12.1
Other assets	92.8	80.2
LIABILITIES
Deferred revenue	6.0	2.5
Other liabilities	$ 3.9	$ 3.5